Income tax expenses- Composition of deferred tax assets and liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Deferred tax assets
Licensed copyrights of video content		¥ 574
Tax losses carried forward and others		5,969	¥ 1,845
Total deferred tax assets, gross		6,543	1,845
Less: Valuation allowance		(5,505)	(1,364)
Total deferred tax assets		1,038	481
Deferred tax liabilities
Withholding tax on undistributed earnings		(6,377)	(5,452)
Identifiable intangible assets		(2,358)	(508)
Available-for-sale securities and others		(1,626)	(520)
Total deferred tax liabilities	$ (1,505)	(10,361)	(6,480)
Net deferred tax liabilities		¥ (9,323)	¥ (5,999)
Assumed percentage of distributable reserve of major PRC subsidiaries to be distributed as dividends (as a percent)	100.00%	100.00%	100.00%
Undistributed earnings intended to be invested indefinitely in the PRC		¥ 28,200
Singapore
Income tax
Accumulated tax losses of subsidiaries		1,569
Indonesia
Income tax
Accumulated tax losses of subsidiaries		1,545
Hong Kong
Income tax
Accumulated tax losses of subsidiaries		1,149
PRC
Income tax
Accumulated tax losses of subsidiaries		¥ 7,142